WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 106.7%
COMMUNICATION SERVICES - 20.0%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,120,000	$1,170,749	(a)(b)
Intelsat Jackson Holdings SA, Senior Notes	9.750%	7/15/25	1,000,000	854,585	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,660,000	2,727,604	(a)(b)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	2,660,000	2,995,898
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,220,000	1,332,838	(a)(b)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	300,000	307,832	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	4,089,000	1,656,045	*(a)(b)(c)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	1,225,000	471,625	*(a)(b)(c)

Total Diversified Telecommunication Services				11,517,176

Entertainment - 1.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	2,755,000	3,107,640	(b)
Netflix Inc., Senior Notes	6.375%	5/15/29	2,305,000	2,695,352	(b)
Netflix Inc., Senior Notes	4.875%	6/15/30	860,000	898,678	(a)

Total Entertainment				6,701,670

Interactive Media & Services - 0.3%
Match Group Inc., Senior Notes	6.375%	6/1/24	1,170,000	1,228,985	(b)
Match Group Inc., Senior Notes	5.000%	12/15/27	920,000	968,620	(a)(b)

Total Interactive Media & Services				2,197,605

Media - 9.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	7,950,000	8,482,093	(a)(b)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	8,790,000	9,839,086	(a)(b)
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	1,670,000	1,934,111	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	4,850,000	5,077,465	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	1,100,000	1,161,471	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	8,060,000	8,447,686	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	6,180,000	6,266,613	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	13,359,000	14,051,664	(b)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	3,010,000	3,135,968	(a)(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	1

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,710,000	$1,766,456	(a)(b)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,610,000	1,692,259	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	500,000	527,175	(a)

Total Media				62,382,047

Wireless Telecommunication Services - 6.9%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,510,000	2,656,182	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	5,649,000	6,267,989	(a)(b)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,000,000	1,062,323	(a)(b)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,930,000	2,148,042	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,242,570	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	5,735,340	(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,300,000	2,343,355	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	4,796,286	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,622,508	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	117,092	(b)
Sprint Corp., Senior Notes	7.250%	2/1/28	4,550,000	4,510,188	(a)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,900,000	1,938,694	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	331,173	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,791,496	(d)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000	774,103	(a)(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,439,081	(a)(b)

Total Wireless Telecommunication Services				43,776,422

TOTAL COMMUNICATION SERVICES				126,574,920

CONSUMER DISCRETIONARY - 13.0%
Auto Components - 2.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	5,333,000	5,039,818	(a)(b)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	2,290,000	2,511,846	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	209,000	214,036
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	1,650,000	1,683,573	(b)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,121,000	4,224,128	(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,740,000	4,031,150	(a)(b)

Total Auto Components				17,704,551

Diversified Consumer Services - 2.5%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	3,420,000	3,652,038	(a)(b)

See Notes to Schedule of Investments.

2	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Prime Security Services Borrower LLC/
Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,910,000		$3,053,681	(a)(b)
Prime Security Services Borrower LLC/
Prime Finance Inc., Secured Notes	6.250%	1/15/28	2,000,000		1,980,500	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	3,290,000		3,477,116	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000		2,545,301	(b)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	1,000,000		1,047,915	(a)

Total Diversified Consumer Services					15,756,551

Hotels, Restaurants & Leisure - 3.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	2,950,000		3,018,838	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,190,000		1,192,241	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	3,910,000	GBP	4,759,706	(d)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,803,000		1,907,781	(a)(b)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	2,950,000		3,037,276	(a)(b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	750,000		770,175	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,270,000		3,390,500	(a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	720,000		716,400	(a)

Total Hotels, Restaurants & Leisure					18,792,917

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	3,140,000		3,486,491	(b)

Specialty Retail - 3.8%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	2,233,000	EUR	2,388,555	(d)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	790,000	EUR	845,086	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	1,110,000		994,116	(a)
Party City Holdings Inc., Senior Notes	6.125%	8/15/23	1,710,000		1,481,288	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	4,910,000		3,535,200	(a)(b)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	9,690,000		9,967,134	(a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	4,670,000		4,843,187	(b)

Total Specialty Retail					24,054,566

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	3

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.4%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	1,000,000	EUR	$1,134,398	(d)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,300,000		1,372,280	(a)(b)

Total Textiles, Apparel & Luxury Goods					2,506,678

TOTAL CONSUMER DISCRETIONARY					82,301,754

CONSUMER STAPLES - 1.7%
Food Products - 0.9%
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	330,000		339,763	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	5,365,000		5,700,581	(a)(b)

Total Food Products					6,040,344

Household Products - 0.8%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,720,000		1,779,194	(b)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	3,060,000		3,186,194	(b)

Total Household Products					4,965,388

TOTAL CONSUMER STAPLES					11,005,732

ENERGY - 21.9%
Energy Equipment & Services - 0.3%
Transocean Inc., Senior Notes	9.000%	7/15/23	378,000		406,911	(a)(b)
Transocean Inc., Senior Notes	8.000%	2/1/27	930,000		866,807	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	1,035,000		665,091	(b)

Total Energy Equipment & Services					1,938,809

Oil, Gas & Consumable Fuels - 21.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	810,000		849,749	(b)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,280,000		2,121,192	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	3,740,000		3,661,011	(a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	4,170,000		3,848,274	(a)(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	4,340,000		4,178,932	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	600,000		487,740	(b)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	700,000		421,610	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,220,000		3,287,216	(b)
Ecopetrol SA, Senior Notes	5.375%	6/26/26	3,000,000		3,396,457	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000		3,013,587	(b)
Gazprom PJSC Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	2,550,000		2,770,524	(a)(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	3,000,000		3,373,260	(a)(b)

See Notes to Schedule of Investments.

4	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	$2,719,120	(b)
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	2,163,536	(a)(b)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,230,000	1,373,732	(a)(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	6,680,000	6,744,028	(a)(b)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,080,000	1,072,235	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	4,410,000	3,709,868
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,526,389	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	3,221,810	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	920,000	885,500
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	3,479,000	3,299,614	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	846,600
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	4,320,000	5,047,315	(b)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	10,320,000	11,927,340	(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,620,000	8,085,900
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	2,970,000	3,008,803
Range Resources Corp., Senior Notes	5.000%	3/15/23	6,480,000	5,589,065
Range Resources Corp., Senior Notes	9.250%	2/1/26	3,000,000	2,661,195	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,330,000	1,470,035	(a)(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,530,722	(a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,400,000	1,479,624	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,150,000	1,256,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	5,165,000	5,267,383	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	1,430,000	1,579,256
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	6,400,000	5,912,000	(a)(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	5

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	2,250,000	$2,311,428
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,000,000	910,574
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	4,250,000	3,884,451
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	1,040,000	1,082,566	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,280,000	1,398,836	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	1,030,996	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	4,645,918	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,070,000	1,237,632	(b)
YPF SA, Senior Notes	8.500%	7/28/25	5,680,000	5,227,957	(a)

Total Oil, Gas & Consumable Fuels				136,517,355

TOTAL ENERGY				138,456,164

FINANCIALS - 17.8%
Banks - 13.4%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000	2,883,272	(b)(e)(f)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,970,000	2,180,239	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,950,000	3,328,367	(b)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	2,120,000	2,394,127	(b)(e)(f)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	3,250,000	3,736,350	(f)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	4,500,000	4,803,862	(a)(f)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000	2,115,923	(a)(b)(e)(f)
BNP Paribas SA, Senior Notes (2.819% to 11/19/24 then 3 mo. USD LIBOR + 1.111%)	2.819%	11/19/25	1,000,000	1,026,527	(a)(f)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,060,000	1,128,893	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	2,801,000	3,009,913	(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,750,000	1,913,091	(b)(e)(f)

See Notes to Schedule of Investments.

6	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	10,120,000		$10,993,407	(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000		3,051,432	(a)(b)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	2,640,000		2,833,604	(b)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	2,910,000		3,243,384	(b)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	8,230,000		8,744,893	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	7,490,000		8,307,164	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,570,000		1,693,551	(b)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000		2,660,893	(b)(e)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000		5,110,469	(b)(e)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,370,000		1,482,032	(b)(e)(f)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,640,000	GBP	2,380,517	(d)(e)(f)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,530,000		2,573,326	(a)(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,840,000		3,357,433	(a)(f)

Total Banks					84,952,669

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	7

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 2.2%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	3,920,000	$4,447,024	(a)(b)(e)(f)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	2,080,000	2,164,063	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000	3,317,892	(b)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,290,000	3,624,939	(a)(e)(f)

Total Capital Markets				13,553,918

Consumer Finance - 0.6%
Navient Corp., Senior Notes	5.875%	10/25/24	1,170,000	1,237,170	(b)
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	2,162,831

Total Consumer Finance				3,400,001

Diversified Financial Services - 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	890,000	907,205
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,390,000	1,472,290
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	420,000	419,811	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	250,000	266,250	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	993,000	1,045,544	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,700,000	1,743,435	(a)(b)(g)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000	2,277,209	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	760,000	833,028	(b)

Total Diversified Financial Services				8,964,772

Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,497,502	(a)(b)

TOTAL FINANCIALS				112,368,862

See Notes to Schedule of Investments.

8	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 10.2%
Health Care Providers & Services - 5.3%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,050,000	$982,186	(a)(b)
Centene Corp., Senior Notes	6.125%	2/15/24	810,000	837,338	(b)
Centene Corp., Senior Notes	4.750%	1/15/25	1,860,000	1,923,547	(b)
Centene Corp., Senior Notes	4.250%	12/15/27	870,000	908,584	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	2,270,000	2,444,222	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	2,200,000	2,296,963	(a)(b)
DaVita Inc., Senior Notes	5.125%	7/15/24	2,460,000	2,520,479	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	2,010,000	2,062,692	(b)
HCA Inc., Senior Notes	5.625%	9/1/28	5,760,000	6,685,056	(b)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,719,724	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	1,090,000	1,247,208	(b)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	4,030,000	4,207,985	(b)
Tenet Healthcare Corp., Secured Notes	5.125%	5/1/25	2,500,000	2,550,000	(b)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,000,000	2,117,700	(a)(b)

Total Health Care Providers & Services				33,503,684

Pharmaceuticals - 4.9%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	4,660,000	5,280,246	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	114,000	115,069	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	5,510,000	5,679,184	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	500,000	565,625	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	740,000	768,701	(a)(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	1,070,000	1,059,567
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	9,888,000	9,510,081
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	340,000	336,794
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	8,600,000	8,014,469	(b)

Total Pharmaceuticals				31,329,736

TOTAL HEALTH CARE				64,833,420

INDUSTRIALS - 5.7%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	754,000	768,537	(a)(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	9

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.6%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	3,236,047	$3,417,620	(b)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	576,633	632,130	(b)

Total Airlines				4,049,750

Building Products - 0.9%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	3,170,000	3,312,087	(a)(b)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	2,345,000	2,410,537	(a)(b)

Total Building Products				5,722,624

Commercial Services & Supplies - 2.5%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	2,340,000	2,554,929	(a)
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	230,000	238,460
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	7,840,000	8,530,704	(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	156,000	166,113
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,075,000	4,255,726	(b)

Total Commercial Services & Supplies				15,745,932

Industrial Conglomerates - 0.3%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,780,000	1,774,669	(b)(e)(f)

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	570,000	582,118	(a)(b)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,690,000	1,756,075	(a)(b)

Total Machinery				2,338,193

Marine - 0.5%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	3,610,000	2,869,048	(a)(b)

Trading Companies & Distributors - 0.4%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	2,470,000	2,462,059	(a)(b)

TOTAL INDUSTRIALS				35,730,812

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.7%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,001,000	4,118,429	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	80,000	76,800	(a)

Total Communications Equipment				4,195,229

See Notes to Schedule of Investments.

10	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 0.1%
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	640,000		$676,534	(a)(b)

Technology Hardware, Storage & Peripherals - 0.9%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	740,000		778,850	(a)(b)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000		1,805,006	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000		915,083	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000		535,164
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,798,000		1,922,736	(b)

Total Technology Hardware, Storage & Peripherals					5,956,839

TOTAL INFORMATION TECHNOLOGY					10,828,602

MATERIALS - 11.5%
Chemicals - 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000		841,319	(b)(d)
Braskem Netherlands Finance BV, Senior Notes	3.500%	1/10/23	600,000		612,249	(d)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,000,000		2,282,870	(a)

Total Chemicals					3,736,438

Construction Materials - 0.2%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000		1,582,915	(a)(b)

Containers & Packaging - 3.7%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,790,000		2,885,557	(a)(g)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	7,158,000		7,498,005	(a)(b)
Greif Inc., Senior Notes	6.500%	3/1/27	2,930,000		3,160,650	(a)
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	2,050,000	EUR	2,270,370	(a)(g)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000		1,074,482	(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	4,310,000		5,054,973	(b)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	1,230,000		1,355,275	(a)

Total Containers & Packaging					23,299,312

Metals & Mining - 5.9%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,020,000		1,073,642	(a)(b)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,450,000		2,659,842	(a)(b)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	11

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	2,416,000	$2,550,330	(a)(b)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	590,000	604,024	(a)(b)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	2,040,000	2,281,890	(a)(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	4,073,142	(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	2,944,000	2,948,122	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,250,000	1,249,100	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	597,126	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,060,000	1,084,274	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	769,903	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	930,097	(b)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	3,905,000	4,132,798	(b)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,320,000	1,362,666	(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,870,000	4,980,062	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	1,180,000	1,196,715	(a)(b)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	690,000	698,339	(a)(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,895,167	(b)

Total Metals & Mining				37,087,239

Paper & Forest Products - 1.1%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,039,000	1,075,796	(b)
Mercer International Inc., Senior Notes	7.375%	1/15/25	3,300,000	3,500,756	(b)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	2,250,000	2,548,907	(a)(b)

Total Paper & Forest Products				7,125,459

TOTAL MATERIALS				72,831,363

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,440,000	1,480,049	(b)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	200,000	199,500	(b)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,340,000	1,236,183
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	3,230,000	3,341,928	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	1,020,000	1,054,201	(b)

See Notes to Schedule of Investments.

12	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,590,000		$1,671,205	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,732,000		1,825,052	(b)

TOTAL REAL ESTATE					10,808,118

UTILITIES - 1.5%
Electric Utilities - 0.3%
Pampa Energia SA, Senior Notes	7.375%	7/21/23	2,360,000		2,195,780	(b)(d)

Gas Utilities - 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	4,850,000		5,009,310	(b)

Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	2,380,000		2,486,273	(a)(b)

TOTAL UTILITIES					9,691,363

TOTAL CORPORATE BONDS & NOTES (Cost - $598,519,694)					675,431,110

SOVEREIGN BONDS - 17.0%
Argentina - 1.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.323%	6/21/20	70,470,000	ARS	570,775	(f)(h)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	2,720,000		1,457,648
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	6,530,000		3,231,122
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	6,000,000		2,783,550
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	4,880,000		1,976,400	(a)

Total Argentina					10,019,495

Brazil - 1.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	4,502,000	BRL	1,101,674
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	25,569,000	BRL	6,662,458
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,500,000		1,657,140

Total Brazil					9,421,272

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	13

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Costa Rica - 0.5%
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	820,000		$873,505	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	2,000,000		2,154,890	(a)

Total Costa Rica					3,028,395

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	1,500,000		1,609,373	(a)

Ecuador - 1.1%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	1,000,000		1,003,192	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	400,000		397,125	(d)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	5,810,000		5,768,238	(a)

Total Ecuador					7,168,555

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,230,000		2,502,172	(a)

Ghana - 0.4%
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	2,720,000		2,795,004	(a)

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	2,370,000		2,483,399	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	2,450,000		2,724,026	(a)

Hungary - 0.3%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	1,658,000		1,890,458

Indonesia - 3.7%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	5,760,000		6,222,240	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	11,940,000		12,610,021
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	10,046,000,000	IDR	765,835
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	53,097,000,000	IDR	4,017,252

Total Indonesia					23,615,348

See Notes to Schedule of Investments.

14	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	427,500		$427,182	(a)

Mexico - 0.4%
Mexican Bonos, Bonds	6.500%	6/9/22	30,000,000	MXN	1,584,107
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	1,000,000		1,061,750

Total Mexico					2,645,857

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,130,000		1,165,318	(d)

Russia - 1.6%
Russian Federal Bond - OFZ	7.000%	1/25/23	98,290,000	RUB	1,598,881
Russian Federal Bond - OFZ	7.750%	9/16/26	490,380,000	RUB	8,417,471

Total Russia					10,016,352

South Africa - 0.4%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	2,300,000		2,275,390

Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.850%	3/14/24	1,920,000		1,970,880	(a)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	1,930,000		1,968,522	(a)

Total Sri Lanka					3,939,402

Turkey - 1.2%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,900,000		3,822,000
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	3,875,000		3,889,779

Total Turkey					7,711,779

Ukraine - 0.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	2,480,000		2,545,993	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	2,000,000		2,216,472	(a)

Total Ukraine					4,762,465

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	5,040,000		5,072,407	(a)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	15

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Uruguay - 0.3%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	82,160,000	UYU	$2,184,513	(d)

TOTAL SOVEREIGN BONDS (Cost - $104,785,697)					107,458,162

SENIOR LOANS - 11.2%
COMMUNICATION SERVICES - 3.2%
Media - 2.9%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.400%	4/30/25	6,780,493		6,829,530	(f)(i)(j)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	5.781%	5/1/26	3,528,251		3,542,215	(f)(i)(j)(k)
iHeartCommunications Inc., Term Loan	—	5/1/26	3,528,251		3,545,158	(k)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.148%	12/17/26	4,150,000		4,191,500	(f)(i)(j)

Total Media					18,108,403

Wireless Telecommunication Services - 0.3%
CSC Holdings LLC, 2019 Term Loan (3 mo. USD LIBOR + 2.500%)	4.240%	4/15/27	1,800,000		1,811,250	(f)(i)(j)

TOTAL COMMUNICATION SERVICES					19,919,653

CONSUMER DISCRETIONARY - 6.6%
Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.013%	9/23/26	2,764,298		2,773,704	(f)(i)(j)

Hotels, Restaurants & Leisure - 4.9%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.395%	11/19/26	4,105,173		4,110,945	(f)(i)(j)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.395%	3/11/25	9,495,668		9,549,082	(f)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.395%	12/23/24	3,274,937		3,278,795	(f)(i)(j)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.645%	11/30/23	1,243,590		1,253,916	(f)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.411%	6/22/26	12,502,564		12,612,937	(f)(i)(j)

Total Hotels, Restaurants & Leisure					30,805,675

See Notes to Schedule of Investments.

16	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 1.3%
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.150%	8/19/22	2,628,865	$2,467,847	(f)(i)(j)(k)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.670%	3/11/22	5,671,146	5,667,012	(f)(i)(j)

Total Specialty Retail				8,134,859

TOTAL CONSUMER DISCRETIONARY				41,714,238

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.928%	6/24/24	4,710,000	4,715,887	(f)(i)(j)

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.145%	8/6/26	1,770,000	1,781,062	(f)(i)(j)

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.408%	1/15/25	2,114,188	2,126,520	(f)(i)(j)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	9.645%	2/7/23	910,965	916,375	(f)(g)(i)(j)

TOTAL SENIOR LOANS (Cost - $69,868,115)				71,173,735

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.5%
U.S. Government Obligations - 3.5%
U.S. Treasury Notes	2.250%	4/30/21	4,000,000	4,038,984	(l)
U.S. Treasury Notes	1.375%	5/31/21	1,000,000	999,336
U.S. Treasury Notes	1.625%	12/31/21	2,000,000	2,010,703
U.S. Treasury Notes	1.875%	8/31/22	3,400,000	3,448,610	(l)
U.S. Treasury Notes	1.625%	5/31/23	1,000,000	1,010,527	(l)
U.S. Treasury Notes	2.750%	8/31/23	4,000,000	4,200,078	(l)
U.S. Treasury Notes	2.125%	3/31/24	3,000,000	3,097,559	(l)
U.S. Treasury Notes	2.000%	6/30/24	3,000,000	3,087,012	(l)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $21,231,596)				21,892,809

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	17

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes (Cost - $5,253,509)	2.375%	3/15/24	5,940,000		$5,476,012	(b)

			SHARES
PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $3,419,137)	7.695%		155,800		4,152,070	(b)(f)

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Argentina - 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $802,096)	4.000%	3/6/20	33,957,353	ARS	345,879	(h)

			SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			166,350		38,710	*(h)(m)

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			96,800		96,103	*(h)(m)
KCAD Holdings I Ltd.			533,873,172		0	*(h)(m)(n)

Total Energy Equipment & Services					96,103

Oil, Gas & Consumable Fuels - 0.0%
MWO Holdings LLC			1,069		81,725	*(h)(m)

TOTAL ENERGY					177,828

TOTAL COMMON STOCKS (Cost - $8,696,318)					216,538

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $812,576,162)					886,146,315

See Notes to Schedule of Investments.

18	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,805,355)	1.519%	4,805,355	$4,805,355

TOTAL INVESTMENTS - 140.8% (Cost - $817,381,517)			890,951,670
Liabilities in Excess of Other Assets - (40.8)%			(258,174,406)

TOTAL NET ASSETS - 100.0%			$632,777,264

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	The coupon payment on these securities is currently in default as of January 31, 2020.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of January 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(l)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)	Value is less than $1.

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	19

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At January 31, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank AG	1.870%	12/13/2019	3/13/2020	$18,613,000	U.S. Government & Agency Obligations	$18,882,770

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,629,778	EUR	1,460,000	BNP Paribas SA	4/17/20	$2,835
USD	3,298,511	EUR	2,954,500	BNP Paribas SA	4/17/20	6,181
USD	202,423	EUR	180,983	Citibank N.A.	4/17/20	745
USD	3,373,972	GBP	2,569,590	Citibank N.A.	4/17/20	(26,226)
USD	811,220	EUR	726,080	Goldman Sachs Group Inc.	4/17/20	2,117

Total						$(14,348)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

See Notes to Schedule of Investments.

20	Western Asset High Income Fund II Inc. 2020 Quarterly Report

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2020 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income. On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the SEC’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

22

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

23

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$675,431,110	—	$675,431,110
Sovereign Bonds	—	107,458,162	—	107,458,162
Senior Loans	—	71,173,735	—	71,173,735
U.S. Government & Agency
Obligations	—	21,892,809	—	21,892,809
Convertible Bonds & Notes	—	5,476,012	—	5,476,012
Preferred Stocks	$4,152,070	—	—	4,152,070
Non-U.S. Treasury Inflation
Protected Securities	—	345,879	—	345,879
Common Stocks:
Consumer Discretionary	—	—	$38,710	38,710
Energy	—	—	177,828	177,828

Total Long-Term Investments	4,152,070	881,777,707	216,538	886,146,315

Short-Term Investments†	4,805,355	—	—	4,805,355

Total Investments	$8,957,425	$881,777,707	$216,538	$890,951,670

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$11,878	—	$11,878

Total	$8,957,425	$881,789,585	$216,538	$890,963,548

24

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$26,226	—	$26,226

†	See Schedule of Investments for additional detailed categorizations.

25